SCHEDULE OF FAIR VALUE LIABILITIES MEASURED UNOBSERVABLE INPUT (Details) - Convertible Debt [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 1,474	$ 4,899	$ 4,050	$ 4,050
Change in fair value	384	(99)	849
Conversions	(1,492)	(4,676)
Additions	2,700	1,350
Ending balance	$ 3,066	$ 1,474	$ 4,899	$ 3,066